Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table for PEO - Michael D. Rumbolz (1)(2)	Summary Compensation Table for PEO - Randy L. Taylor (1)(3)	Compensation Actually Paid to PEO - Michael D. Rumbolz(2)(4)	Compensation Actually Paid to PEO - Randy L. Taylor (3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs (5)(6)	Average Compensation Actually Paid to Non-PEO NEOs (7)	Total Stockholder Return (8)(9)	S&P Software & Services Select Index Total Stockholder Return (10)	Net Income (11) (in thousands)	AEBITDA(12) (in thousands)
2024	$—	$3,160,492	$—	$5,438,847	$1,062,824	$1,422,696	$100.60	$189.60	$15,016	$308,174
2023	$—	$4,804,807	$—	$2,819,647	$1,428,984	$924,190	$83.92	$150.75	$83,997	$367,002
2022	$806,571	$4,681,120	$(2,117,478)	$613,489	$1,320,512	$(215,338)	$106.85	$108.52	$120,489	$374,082
2021	$3,262,952	$—	$9,983,819	$—	$1,944,471	$4,017,295	$158.97	$164.91	$152,925	$347,205
2020	$2,450,003	$—	$4,087,371	$—	$1,196,371	$2,118,379	$102.83	$152.72	$(81,680)	$176,528

Named Executive Officers, Footnote	As of April 1, 2022, Mr. Rumbolz transitioned from CEO to Executive Chair of the Board. Mr. Rumbolz previously served as Chief Executive Officer until April 1, 2022.As of April 1, 2022, Mr. Taylor began serving as President and Chief Executive Officer. Mr. Taylor previously served as President and Chief Operating Officer until April 1, 2022.The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mark F. Labay, Darren D. A. Simmons, David J. Lucchese, Kate C. Lowenhar-Fisher, and Dean A. Ehrlich; (ii) for 2023, Mark F. Labay, Dean A. Ehrlich, Darren D. A. Simmons, and David J. Lucchese ; (iii) for 2022, Mark F. Labay, Dean A. Ehrlich, Darren D. A. Simmons, and David J. Lucchese ; (iv) for 2021, Mark F. Labay, Randy L. Taylor, Dean A Ehrlich, and Kate C. Lowenhar-Fisher; and (v) for 2020, Randy L. Taylor, Mark F. Labay, Dean A. Ehrlich, and David J. Lucchese.
(6)Mr. Ehrlich served as Executive Vice President, Games Business Leader until September 1, 2024.

Peer Group Issuers, Footnote	The peer group used for this purpose is the published S&P Software & Services Select Industry Index.
Adjustment To PEO Compensation, Footnote	Represents the amounts of “compensation actually paid”, as computed in accordance with SEC rules. The amounts do not reflect the actual compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid for 2024:

Year	Reported Summary Compensation Table Total for PEO - Randy L. Taylor	Deduct Reported Value of Equity Awards- Randy L. Taylor(a)	Add or Deduct Equity Award Adjustments- Randy L. Taylor(b)	Compensation Actually Paid to PEO - Randy L. Taylor
2024	$3,160,492	$2,399,880	$4,678,235	$5,438,847
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO - Randy L. Taylor
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	$4,987,751	$571,088	$—	$(128,895)	$(751,709)	$—	$4,678,235

Non-PEO NEO Average Total Compensation Amount	$ 1,062,824	$ 1,428,984	$ 1,320,512	$ 1,944,471	$ 1,196,371
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,422,696	924,190	(215,338)	4,017,295	2,118,379
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 4:

Year	Reported Summary Compensation Table for Non-PEO NEO’s	Deduct Reported Value of Equity Awards	Add or Deduct Equity Award Adjustments(a)	Compensation Actually Paid to Non-PEO NEO’s
2024	$1,062,824	$532,028	$891,900	$1,422,696
(a)The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	$1,092,795	$107,900	$—	$(114,726)	$(194,069)	$—	$891,900

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
Total Stockholder Return has the most direct and significant impact on PEO and NEO compensation actually paid. This is primarily driven by our compensation program design, which is structured with a significant portion of compensation at-risk, through RSUs and PSUs. SEC rules require that Peer Group total stockholder return be presented as a performance measure in the Pay versus Performance Table above. The graph below shows the relationship between the Company’s total stockholder return and the total stockholder return of the Peer Group, as well as compensation actually paid (as computed in accordance with SEC rules). Our peer group used is the published S&P Software & Services Select Industry Index, as reported in the Company’s consolidated financial statements, for the five fiscal years ending December 31, 2024.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
SEC rules require that net income be presented as a performance measure in the Pay versus Performance Table above. The graph below shows the relationship between compensation actually paid (as computed in accordance with SEC rules) to our PEOs and the average of the compensation actually paid (as computed in accordance with SEC rules) to our other NEOs and net income attributable to the company over the five fiscal years ending December 31, 2024 as reported in the Company’s consolidated financial statements.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and AEBITDA
AEBITDA is the company-selected measure. As the core metric used to link company performance to compensation actually paid (as computed in accordance with SEC rules). AEBITDA has a material impact on PEO and NEO compensation as it is used to calculate performance-based incentive compensation. The graph below shows the relationship between compensation actually paid (as computed in accordance with SEC rules) to our PEOs and the average of the compensation actually paid (as computed in accordance with SEC rules) to our other NEOs and our AEBITDA over the five fiscal years ending December 31, 2024.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR
Total Stockholder Return has the most direct and significant impact on PEO and NEO compensation actually paid. This is primarily driven by our compensation program design, which is structured with a significant portion of compensation at-risk, through RSUs and PSUs. SEC rules require that Peer Group total stockholder return be presented as a performance measure in the Pay versus Performance Table above. The graph below shows the relationship between the Company’s total stockholder return and the total stockholder return of the Peer Group, as well as compensation actually paid (as computed in accordance with SEC rules). Our peer group used is the published S&P Software & Services Select Industry Index, as reported in the Company’s consolidated financial statements, for the five fiscal years ending December 31, 2024.

Tabular List, Table	AEBITDA •Total Revenue •Relative TSR
Total Shareholder Return Amount	$ 100.60	83.92	106.85	158.97	102.83
Peer Group Total Shareholder Return Amount	189.60	150.75	108.52	164.91	152.72
Net Income (Loss)	$ 15,016,000	$ 83,997,000	$ 120,489,000	$ 152,925,000	$ (81,680,000)
Company Selected Measure Amount	308,174,000	367,002,000	374,082,000	347,205,000	176,528,000
Additional 402(v) Disclosure	Represents the amounts of total compensation reported in our Summary Compensation Table. The Company’s closing stock prices were $13.51, $11.27, $14.35, $21.35, and $13.81 for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.The cumulative Total Stockholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	AEBITDA
Non-GAAP Measure Description	The dollar amounts reported represent the amount of AEBITDA and are to be read in conjunction with our 10-K audited financial statements for the applicable year. For additional information related to AEBITDA, refer to Appendix A: Unaudited Reconciliation of Selected Financial GAAP to non-GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Taylor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,160,492	$ 4,804,807	$ 4,681,120
PEO Actually Paid Compensation Amount	$ 5,438,847	$ 2,819,647	613,489
PEO Name	Taylor	Taylor
Rumbolz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			806,571	$ 3,262,952	$ 2,450,003
PEO Actually Paid Compensation Amount			$ (2,117,478)	$ 9,983,819	$ 4,087,371
PEO Name			Rumbolz	Rumbolz	Rumbolz
PEO | Taylor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,399,880)
PEO | Taylor [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,678,235
PEO | Taylor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,987,751
PEO | Taylor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	571,088
PEO | Taylor [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Taylor [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(128,895)
PEO | Taylor [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(751,709)
PEO | Taylor [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(532,028)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	891,900
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,092,795
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,900
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,726)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(194,069)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0